Stock Option Plan	3 Months Ended
Jun. 30, 2014
Notes
Stock Option Plan

NOTE 8 - STOCK OPTION PLAN

(For The Year Ended March 31, 2014)

On February 6, 2008, the Board of Directors adopted the GrowBlox Sciences, Inc. 2007 Amended Stock Option Plan (“2007 Plan”).  Under the 2007 Plan, 8,000,000 shares of the Company’s restricted common stock may be issuable upon the exercise of options issued to employees, advisors and consultants.

At March 31, 2014 the Company has no stock options outstanding.